Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Deferred tax assets and liabilities [abstract]
Increase in tax assets owned by foreign subsidiary	$ 1.2